Leases - Schedule of Short-Term Leases (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Short-Term Leases [Abstract]
Operating lease right-of-use assets	$ 318,392	$ 660,946
Operating lease liabilities – current	304,180	270,183
Operating lease liabilities – non-current		308,575
Total operating lease liabilities	$ 304,180	$ 578,758
Weighted-average remaining lease term (years)	11 months 1 day	1 year 11 months 8 days
Weighted-average discount rate	4.75%	4.75%